Other assets	12 Months Ended
Mar. 31, 2023
Other assets
13. Other assets
Other assets include the following:

	As of March 31,
	2022		2023		2023

	(In millions)
Security deposits for leased property	Rs.	5,687.6	Rs.	6,461.8	US$	78.6
Sundry accounts receivable		52,033.2		84,217.8		1,024.7
Advance income tax (in excess of current tax expense)		41,941.6		52,006.4		632.8
Advances		10,705.4		14,724.3		179.1
Prepaid expenses		4,333.2		4,757.4		57.9
Deposits/Margins paid		10,330.7		14,959.0		182.0
Derivatives (see note 23)		80,202.3		121,749.4		1,481.3
Term placements		471,502.0		970,063.2		11,802.7
Receivable on account of trade date		2,025.2		8,442.2		102.7
Right-of-use assets		71,572.2		89,989.3		1,094.9
Others ( * )		114,420.9		129,380.8		1,574.1

Total	Rs.	864,754.3	Rs.	1,496,751.6	US$	18,210.8

( * )
Others include equity securities with carrying value amounting to Rs.
14,736.7
 million and Rs.
22,103.4
million as
of
March 31, 2022 and March 31, 2023, respectively. Equity securities include non-marketable equity securities carried at cost of Rs.
2,665.9
 million and Rs.
2,640.8
 million as
of
March 31, 2022 and March 31, 2023, respectively. Unrealized gain/(loss)

recognized in non-interest revenue–other, net amount to Rs.
(7,633.5)
 million and Rs.
7,160.1
 million for the
fiscal
years ended March 31, 2022 and March 31, 2023, respectively.